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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000





                                        October 2, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4992) on Behalf of MFS(R)International Growth Fund ("FGF"), MFS(R)International Growth and Income Fund ("FGI") and MFS(R)Emerging Markets Equity Fund ("FEM")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 28 for FGF, FGI and FEM (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 29, 2000 for FGF, FGI and FEM.

         Please  call the  undersigned  or Martha  Donovan at (617)  954-5842 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        MICHAEL H. WHITAKR
                                        Michael H. Whitaker
                                        Counsel

MHW/bjn